Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 12, 2021	Sep. 09, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jan. 12, 2023	Sep. 08, 2020
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 120,000	$ 116,000
Proceeds from note payable to related party				0	6,604
Due to Related Parties				80,000	0
Accrued expenses related party Current				(176,804)	0
Sponsor [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				10,000
Related party transaction, expenses from transactions with related party				249,000	200,000
Due to related parties current				0	0
Accrued expenses related party Current				177,000	0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 300,000
Proceeds from note payable to related party	$ 169,000
Debt instrument interest rate							0.00%
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Due to related parties current				$ 0	$ 0
Debt instrument convertible into warrants							$ 1,500,000
Debt instrument conversion price							$ 1.5
IPO [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares			20.00%
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Repurchase of shares surrendered by sponsor	2,500,000
Shares Issued, shares, share-based payment arrangement, forfeited	687,500
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Number of shares transferred to the companies directors			30,000
Number of shares transferred to the companies strategic advisors		90,000
Common stock shares subject to forfeiture			1,312,500
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during the period for services shares		10,062,500
Common stock par or stated value per share		$ 0.0001
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during the period for services value		$ 25,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share				0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share				$ 12
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining share price				30 days
Threshold number of trading days for determining share pricefrom date of business combination				150 days
Common Class A [Member] | Over-Allotment Option [Member] | Founder [Member]
Related Party Transaction [Line Items]
Over-allotment option vesting period	45 days